Exhibit 99.2
CARD SERIES SCHEDULE TO
MONTHLY NOTEHOLDERS' STATEMENT

Date: October 10, 2018

CAPITAL ONE MULTI-ASSET EXECUTION TRUST, ASSET POOL 1
Monthly Period Ending: September 30, 2018

Reference is made to the Amended and Restated Series 2002-CC Supplement, dated as of October 9, 2002, as amended and restated as of March 17, 2016 (as amended and restated, the “Series 2002-CC Supplement”), among Capital One Funding, LLC, a Virginia limited liability company (“Funding”), as Transferor, Capital One Bank (USA), National Association, a national banking association (the “Bank”), as Servicer, and The Bank of New York Mellon, as Trustee, and the Indenture dated as of October 9, 2002, as amended and restated as of January 13, 2006 and March 17, 2016 (as amended and restated, the “Indenture”), between Capital One Multi-asset Execution Trust, as Issuer, and The Bank of New York Mellon, as Indenture Trustee.

The following computations are prepared with respect to the Transfer Date of October 12, 2018 and with respect to the performance of the Trust during the related Monthly Period from September 1, 2018 through September 30, 2018.

The Current Distribution Date is October 15, 2018.

Interest Period for all tranches generally includes the previous Distribution Date (or in the case of the initial Interest Payment Date, the Issuance Date) through the day preceding the current Distribution Date.

Interest on floating rate tranches is calculated on the basis of a 360-day year and the actual number of days in the related Interest Period. Interest on fixed rate tranches is calculated on the basis of a 360-day year and twelve 30-day months.

Material terms, parties and related abbreviations used herein may be found in the following documents as filed with the Securities and Exchange
Commission (“SEC”).

Amended and Restated Pooling and Servicing Agreement dated as of September 30, 1993, as amended and restated as of August 1, 2002, January 13, 2006, July 1, 2007, and March 17, 2016.	Included in Exhibit 4.2 to Funding's Form 8-K filed with the SEC on March 17, 2016.

First Amendment to Amended and Restated Pooling and Servicing Agreement dated as January 27, 2017.	Included in Exhibit 4.1 to Funding's Form 8-K filed with the SEC on January 27, 2017.

Amended and Restated Series 2002-CC Supplement to the Amended and Restated Pooling and Servicing Agreement dated as of October 9, 2002, as amended and restated as of March 17, 2016, relating to the COMT Collateral Certificate.
Included in Exhibit 4.3 to Funding's Form 8-K filed with the SEC on March 17, 2016.

Transfer and Administration Agreement dated as of October 9, 2002.	Included in Exhibit 4.2 to Funding's Form 8-K filed with the SEC on November 12, 2002.

First Amendment to Transfer and Administration Agreement dated as of March 1, 2008.	Included in Exhibit 4.10 to Funding's Form 8-K filed with the SEC on March 4, 2008.

Capital One Multi-asset Execution Trust Amended and Restated Trust Agreement dated as of October 9, 2002.	Included in Exhibit 4.3 to Funding's Form 8-K filed with the SEC on November 12, 2002.

Indenture dated as of October 9, 2002, as amended and restated as of January 13, 2006 and March 17, 2016.	Included in Exhibit 4.4 to Funding's Form 8-K filed with the SEC on March 17, 2016.

COMT Asset Pool I Supplement dated as of October 9, 2002.	Included in Exhibit 4.5 to Funding's Form 8-K filed with the SEC on November 12, 2002.

First Amendment to COMT Asset Pool I Supplement dated as of March 1, 2008.	Included in Exhibit 4.8 to Funding's Form 8-K filed with the SEC on March 4, 2008.

Card Series Indenture Supplement dated as of October 9, 2002, as amended and restated as of March 17, 2016.	Included in Exhibit 4.5 to Funding's Form 8-K filed with the SEC on March 17, 2016.

A. Interest to be paid on the corresponding Distribution Date:

	CUSIP Number	Interest Payment Date	Total Amount of Interest to be paid	Per $1000 of Outstanding Dollar Principal Amount
CLASS A (2014-3)	14041NER8	15-Oct-18	888,454.00	1.9743422222
CLASS A (2014-4)	14041NES6	15-Oct-18	1,077,332.67	1.9587866727
CLASS A (2015-2)	14041NEV9	15-Oct-18	1,126,666.67	1.7333333385
CLASS A (2015-3)	14041NEW7	15-Oct-18	845,706.56	1.9898977882
CLASS A (2015-4)	14041NEX5	15-Oct-18	630,208.33	2.2916666545
CLASS A (2015-7)	14041NFA4	15-Oct-18	513,541.67	1.2083333412
CLASS A (2015-8)	14041NFB2	15-Oct-18	854,166.67	1.7083333400
CLASS A (2016-1)	14041NFC0	15-Oct-18	2,637,422.67	2.0287866692
CLASS A (2016-2)	14041NFD8	15-Oct-18	1,355,491.67	2.1687866720
CLASS A (2016-3)	14041NFE6	15-Oct-18	1,507,500.00	1.1166666667
CLASS A (2016-4)	14041NFF3	15-Oct-18	1,219,166.67	1.1083333364
CLASS A (2016-5)	14041NFG1	15-Oct-18	864,583.33	1.3833333280
CLASS A (2016-6)	14041NFH9	15-Oct-18	1,213,333.33	1.5166666625
CLASS A (2016-7)	14041NFJ5	15-Oct-18	985,840.33	2.0754533263
CLASS A (2017-1)	14041NFK2	15-Oct-18	2,666,666.67	1.6666666688
CLASS A (2017-2)	14041NFL0	15-Oct-18	1,198,605.33	1.9976755500
CLASS A (2017-3)	14041NFM8	15-Oct-18	1,620,000.00	2.0250000000
CLASS A (2017-4)	14041NFN6	15-Oct-18	2,487,500.00	1.6583333333
CLASS A (2017-5)	14041NFP1	15-Oct-18	1,277,938.67	2.1298977833
CLASS A (2017-6)	14041NFQ9	15-Oct-18	1,717,500.00	1.9083333333
CLASS A (2018-1)	14041NFR7	15-Oct-18	1,505,000.00	2.5083333333
CLASS A (2018-2)	14041NFS5	15-Oct-18	780,403.56	1.9510089000
Total Class A			28,973,028.80
CLASS B (2004-3)	14041NBL4	15-Oct-18	336,984.67	2.2465644667
CLASS B (2005-3)	14041NCG4	15-Oct-18	730,323.03	7.3032303000
CLASS B (2009-C)		15-Oct-18	3,575,838.16	1.9276755580
Total Class B			4,643,145.86
CLASS C (2009-A)		15-Oct-18	4,548,923.71	2.1610088884
Total Class C			4,548,923.71
Total			38,165,098.37

B. Principal to be paid on the Distribution Date:

	CUSIP Number	Principal Payment Date	Total Amount of Principal to be paid	Per $1000 of Outstanding Dollar Principal Amount
CLASS A (2015-7)	14041NFA4	15-Oct-18	425,000,000.00	1000.0000000000

C. Outstanding Dollar Principal Amount and Nominal Liquidation Amount for the related Monthly Period:
(as of the end of the related Monthly Period)

	Initial Dollar Principal Amount	Outstanding Dollar Principal Amount	Adjusted Outstanding Dollar Principal Amount	Nominal Liquidation Amount
CLASS A (2014-3)	450,000,000.00	450,000,000.00	450,000,000.00	450,000,000.00
CLASS A (2014-4)	550,000,000.00	550,000,000.00	550,000,000.00	550,000,000.00
CLASS A (2015-2)	650,000,000.00	650,000,000.00	650,000,000.00	650,000,000.00
CLASS A (2015-3)	425,000,000.00	425,000,000.00	425,000,000.00	425,000,000.00
CLASS A (2015-4)	275,000,000.00	275,000,000.00	275,000,000.00	275,000,000.00
CLASS A (2015-7)	425,000,000.00	425,000,000.00	425,000,000.00	425,000,000.00
CLASS A (2015-8)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
CLASS A (2016-1)	1,300,000,000.00	1,300,000,000.00	1,300,000,000.00	1,300,000,000.00
CLASS A (2016-2)	625,000,000.00	625,000,000.00	625,000,000.00	625,000,000.00
CLASS A (2016-3)	1,350,000,000.00	1,350,000,000.00	1,350,000,000.00	1,350,000,000.00
CLASS A (2016-4)	1,100,000,000.00	1,100,000,000.00	1,100,000,000.00	1,100,000,000.00
CLASS A (2016-5)	625,000,000.00	625,000,000.00	625,000,000.00	625,000,000.00
CLASS A (2016-6)	800,000,000.00	800,000,000.00	800,000,000.00	800,000,000.00
CLASS A (2016-7)	475,000,000.00	475,000,000.00	475,000,000.00	475,000,000.00
CLASS A (2017-1)	1,600,000,000.00	1,600,000,000.00	1,600,000,000.00	1,600,000,000.00
CLASS A (2017-2)	600,000,000.00	600,000,000.00	600,000,000.00	600,000,000.00
CLASS A (2017-3)	800,000,000.00	800,000,000.00	800,000,000.00	800,000,000.00
CLASS A (2017-4)	1,500,000,000.00	1,500,000,000.00	1,500,000,000.00	1,500,000,000.00
CLASS A (2017-5)	600,000,000.00	600,000,000.00	600,000,000.00	600,000,000.00
CLASS A (2017-6)	900,000,000.00	900,000,000.00	900,000,000.00	900,000,000.00
CLASS A (2018-1)	600,000,000.00	600,000,000.00	600,000,000.00	600,000,000.00
CLASS A (2018-2)	400,000,000.00	400,000,000.00	400,000,000.00	400,000,000.00
Total Class A	16,550,000,000.00	16,550,000,000.00	16,550,000,000.00	16,550,000,000.00
CLASS B (2004-3)	150,000,000.00	150,000,000.00	150,000,000.00	150,000,000.00
CLASS B (2005-3)	100,000,000.00	100,000,000.00	100,000,000.00	100,000,000.00
CLASS B (2009-C)	1,855,000,000.00	1,855,000,000.00	1,855,000,000.00	1,855,000,000.00
Total Class B	2,105,000,000.00	2,105,000,000.00	2,105,000,000.00	2,105,000,000.00
CLASS C (2009-A)	2,105,000,000.00	2,105,000,000.00	2,105,000,000.00	2,105,000,000.00
Total Class C	2,105,000,000.00	2,105,000,000.00	2,105,000,000.00	2,105,000,000.00
CLASS D (2002-1)		642,066,171.76	642,066,171.76	642,066,171.76
Total	20,760,000,000.00	21,402,066,171.76	21,402,066,171.76	21,402,066,171.76

D. Nominal Liquidation Amount for Tranches of Notes Outstanding:
(including all tranches issued as of the end of the Monthly Period, after taking into account all allocations expected to occur on the Distribution Date)

	End of Month Nominal Liquidation Amount	Increase due to accretions of Principal for Discount Notes	Withdrawal from Principal Funding sub-account	Reimbursements of Nominal Liquidation Amount from Available Funds	Reductions due to reallocation of Card Series Principal Amounts	Reduction due to Investor Charge-offs	Reductions due to deposits into the Principal Funding sub-Account	Nominal Liquidation Amount as of the Distribution Date*
CLASS A (2014-3)	450,000,000.00	—	—	—	—	—	—	450,000,000.00
CLASS A (2014-4)	550,000,000.00	—	—	—	—	—	—	550,000,000.00
CLASS A (2015-2)	650,000,000.00	—	—	—	—	—	—	650,000,000.00
CLASS A (2015-3)	425,000,000.00	—	—	—	—	—	—	425,000,000.00
CLASS A (2015-4)	275,000,000.00	—	—	—	—	—	—	275,000,000.00
CLASS A (2015-7)	425,000,000.00	—	—	—	—	—	425,000,000.00	—
CLASS A (2015-8)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
CLASS A (2016-1)	1,300,000,000.00	—	—	—	—	—	—	1,300,000,000.00
CLASS A (2016-2)	625,000,000.00	—	—	—	—	—	—	625,000,000.00
CLASS A (2016-3)	1,350,000,000.00	—	—	—	—	—	—	1,350,000,000.00
CLASS A (2016-4)	1,100,000,000.00	—	—	—	—	—	—	1,100,000,000.00
CLASS A (2016-5)	625,000,000.00	—	—	—	—	—	—	625,000,000.00
CLASS A (2016-6)	800,000,000.00	—	—	—	—	—	—	800,000,000.00
CLASS A (2016-7)	475,000,000.00	—	—	—	—	—	—	475,000,000.00
CLASS A (2017-1)	1,600,000,000.00	—	—	—	—	—	—	1,600,000,000.00
CLASS A (2017-2)	600,000,000.00	—	—	—	—	—	—	600,000,000.00
CLASS A (2017-3)	800,000,000.00	—	—	—	—	—	—	800,000,000.00
CLASS A (2017-4)	1,500,000,000.00	—	—	—	—	—	—	1,500,000,000.00
CLASS A (2017-5)	600,000,000.00	—	—	—	—	—	—	600,000,000.00
CLASS A (2017-6)	900,000,000.00	—	—	—	—	—	—	900,000,000.00
CLASS A (2018-1)	600,000,000.00	—	—	—	—	—	—	600,000,000.00
CLASS A (2018-2)	400,000,000.00	—	—	—	—	—	—	400,000,000.00
Total Class A	16,550,000,000.00	—	—	—	—	—	425,000,000.00	16,125,000,000.00
CLASS B (2004-3)	150,000,000.00	—	—	—	—	—	—	150,000,000.00
CLASS B (2005-3)	100,000,000.00	—	—	—	—	—	—	100,000,000.00
CLASS B (2009-C)	1,855,000,000.00	—	—	—	—	—	—	1,855,000,000.00
Total Class B	2,105,000,000.00	—	—	—	—	—	—	2,105,000,000.00
CLASS C (2009-A)	2,105,000,000.00	—	—	—	—	—	—	2,105,000,000.00
Total Class C	2,105,000,000.00	—	—	—	—	—	—	2,105,000,000.00
Class D (2002-1)	642,066,171.76	—	—	—	—	—	—	628,921,743.49
Total	21,402,066,171.76	—	—	—	—	—	425,000,000.00	20,963,921,743.49
* This report does not capture any new issuances or increases of notes occurring after the end of the Monthly Period. Additionally, the Class D balance reflects any reductions due to maturities that will occur on the distribution date.

E. Targeted Deposits to Principal Funding sub-Accounts:

	Beginning Principal Funding sub-Account Balance	Targeted Deposit to Principal Funding sub-Account	Previous shortfalls of targeted deposits to the Principal Funding sub-Account	Actual Deposit to Principal Funding sub-Account	Amounts withdrawn from the Principal Funding sub-Account for payment to noteholders	Ending Principal Funding sub-Account Balance	Principal Funding sub-Account Earnings
CLASS A (2015-7)		425,000,000.00		425,000,000.00	425,000,000.00

F. Targeted Deposits to Interest Funding sub-Accounts:

	Applicable Interest Rates	Beginning Interest Funding sub-Account Balance (1)	Targeted Deposit to Interest Funding sub-Account	Previous Shortfalls of targeted deposits to the Interest Funding sub-Account	Actual Deposit to Interest Funding sub-Account (2)	Amounts withdrawn from the Interest Funding sub-Account for payment to Noteholders (3)	Ending Interest Funding sub-Account Balance (1)	Interest Funding sub-Account Earnings
CLASS A (2014-3)	2.538%	—	888,454.00	—	888,454.00	(888,454.00)	—	0.00
CLASS A (2014-4)	2.518%	—	1,077,332.67	—	1,077,332.67	(1,077,332.67)	—	0.00
CLASS A (2015-2)	2.080%	—	1,126,666.67	—	1,126,666.67	(1,126,666.67)	—	0.00
CLASS A (2015-3)	2.558%	—	845,706.56	—	845,706.56	(845,706.56)	—	0.00
CLASS A (2015-4)	2.750%	—	630,208.33	—	630,208.33	(630,208.33)	—	0.00
CLASS A (2015-7)	1.450%	—	513,541.67	—	513,541.67	(513,541.67)	—	0.00
CLASS A (2015-8)	2.050%	—	854,166.67	—	854,166.67	(854,166.67)	—	0.00
CLASS A (2016-1)	2.608%	—	2,637,422.67	—	2,637,422.67	(2,637,422.67)	—	0.00
CLASS A (2016-2)	2.788%	—	1,355,491.67	—	1,355,491.67	(1,355,491.67)	—	0.00
CLASS A (2016-3)	1.340%	—	1,507,500.00	—	1,507,500.00	(1,507,500.00)	—	0.00
CLASS A (2016-4)	1.330%	—	1,219,166.67	—	1,219,166.67	(1,219,166.67)	—	0.00
CLASS A (2016-5)	1.660%	—	864,583.33	—	864,583.33	(864,583.33)	—	0.00
CLASS A (2016-6)	1.820%	—	1,213,333.33	—	1,213,333.33	(1,213,333.33)	—	0.00
CLASS A (2016-7)	2.668%	—	985,840.33	—	985,840.33	(985,840.33)	—	0.00
CLASS A (2017-1)	2.000%	—	2,666,666.67	—	2,666,666.67	(2,666,666.67)	—	0.00
CLASS A (2017-2)	2.568%	—	1,198,605.33	—	1,198,605.33	(1,198,605.33)	—	0.00
CLASS A (2017-3)	2.430%	—	1,620,000.00	—	1,620,000.00	(1,620,000.00)	—	0.00
CLASS A (2017-4)	1.990%	—	2,487,500.00	—	2,487,500.00	(2,487,500.00)	—	0.00
CLASS A (2017-5)	2.738%	—	1,277,938.67	—	1,277,938.67	(1,277,938.67)	—	0.00
CLASS A (2017-6)	2.290%	—	1,717,500.00	—	1,717,500.00	(1,717,500.00)	—	0.00
CLASS A (2018-1)	3.010%	—	1,505,000.00	—	1,505,000.00	(1,505,000.00)	—	0.00
CLASS A (2018-2)	2.508%	—	780,403.56	—	780,403.56	(780,403.56)	—	0.00
Total Class A		—	28,973,028.80	—	28,973,028.80	(28,973,028.80)	—	0.00
CLASS B (2004-3)	2.888%	—	336,984.67	—	336,984.67	(336,984.67)	—	0.00
CLASS B (2005-3)	2.889%	505,608.25	224,714.78	—	224,714.78	(730,323.03)	—	563.09
CLASS B (2009-C)	—	—	3,575,838.16	—	3,575,838.16	(3,575,838.16)	—	0.00
Total Class B		505,608.25	4,137,537.61	—	4,137,537.61	(4,643,145.86)	—	563.09
CLASS C (2009-A)	—	—	4,548,923.71	—	4,548,923.71	(4,548,923.71)	—	0.00
Total Class C		—	4,548,923.71	—	4,548,923.71	(4,548,923.71)	—	0.00
Total		505,608.25	37,659,490.12	—	37,659,490.12	(38,165,098.37)	—	563.09

G. Class C Reserve sub-Accounts:

	Beginning Class C Reserve sub-Account Balance	Targeted Deposit to Class C Reserve sub-Account	Actual Deposit to Class C Reserve sub-Account	Withdrawals from Class C Reserve sub-Account Balance	Ending Class C Reserve sub-Account Balance	Class C Reserve sub-Account Earnings
NOTHING TO REPORT

H. Targeted Deposits to Class D Reserve sub-Accounts:
(Beginning Class D Reserve sub-account Balance includes Class D Reserve sub-Account Earnings and deposits related to any new issuances)

Beginning Class D Reserve sub-Account Balance	Targeted Deposit to Class D Reserve sub-Account	Actual Deposit to Class D Reserve sub-Account	Withdrawals from Class D Reserve sub-Account Balance	Ending Class D Reserve sub-Account Balance	Class D Reserve sub-Account Earnings
NOTHING TO REPORT

I. Targeted Deposits to Accumulation Reserve sub-Accounts:

Beginning Accumulation Reserve sub-Account Balance	Targeted Deposit to Accumulation Reserve sub-Account	Actual Deposit to Accumulation Reserve sub-Account	Withdrawals from Accumulation Reserve Account for Interest	Withdrawals from Accumulation Reserve Account for Payments to Issuer	Ending Accumulation Reserve Balance sub-Account	Accumulation Reserve sub-Account Earnings
NOTHING TO REPORT

J. Class A Usage of Class B, C and D Subordination Amounts:

Class A Usage of Class B Subordination Amount for this Monthly Period	Class A Usage of Class C Subordination Amount for this Monthly Period	Class A Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class A Usage of Class B Subordination Amount	Cumulative Class A Usage of Class C Subordination Amount	Cumulative Class A Usage of Class D Subordination Amount
NOTHING TO REPORT

K. Class B Usage of Class C and D Subordination Amounts:

Class B Usage of Class C Subordination Amount for this Monthly Period	Class B Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class B Usage of Class C Subordination Amount	Cumulative Class B Usage of Class D Subordination Amount
NOTHING TO REPORT

L. Class C Usage of Class D Subordination Amount

Class C Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class C Usage of Class D Subordination Amount
NOTHING TO REPORT

M. Required and Available Subordination Amount to Class A, B and C Notes: (as of Determination Date, after taking into account all maturities expected to occur on the Distribution Date)

	Required Subordination Amount from Class B Notes	Available Subordination Amount from Class B Notes	Required Subordination Amount from Class C Notes	Available Subordination Amount from Class C Notes	Required Subordination Amount from Class D Notes	Available Subordination Amount from Class D Notes
CLASS A (2014-3)	51,266,250.00	51,266,250.00	51,266,250.00	51,266,250.00	17,088,750.00	17,088,750.00
CLASS A (2014-4)	62,658,750.00	62,658,750.00	62,658,750.00	62,658,750.00	20,886,250.00	20,886,250.00
CLASS A (2015-2)	74,051,250.00	74,051,250.00	74,051,250.00	74,051,250.00	24,683,750.00	24,683,750.00
CLASS A (2015-3)	48,418,125.00	48,418,125.00	48,418,125.00	48,418,125.00	16,139,375.00	16,139,375.00
CLASS A (2015-4)	31,329,375.00	31,329,375.00	31,329,375.00	31,329,375.00	10,443,125.00	10,443,125.00
CLASS A (2015-7)
CLASS A (2015-8)	56,962,500.00	56,962,500.00	56,962,500.00	56,962,500.00	18,987,500.00	18,987,500.00
CLASS A (2016-1)	148,102,500.00	148,102,500.00	148,102,500.00	148,102,500.00	49,367,500.00	49,367,500.00
CLASS A (2016-2)	71,203,125.00	71,203,125.00	71,203,125.00	71,203,125.00	23,734,375.00	23,734,375.00
CLASS A (2016-3)	153,798,750.00	153,798,750.00	153,798,750.00	153,798,750.00	51,266,250.00	51,266,250.00
CLASS A (2016-4)	125,317,500.00	125,317,500.00	125,317,500.00	125,317,500.00	41,772,500.00	41,772,500.00
CLASS A (2016-5)	71,203,125.00	71,203,125.00	71,203,125.00	71,203,125.00	23,734,375.00	23,734,375.00
CLASS A (2016-6)	91,140,000.00	91,140,000.00	91,140,000.00	91,140,000.00	30,380,000.00	30,380,000.00
CLASS A (2016-7)	54,114,375.00	54,114,375.00	54,114,375.00	54,114,375.00	18,038,125.00	18,038,125.00
CLASS A (2017-1)	182,280,000.00	182,280,000.00	182,280,000.00	182,280,000.00	60,760,000.00	60,760,000.00
CLASS A (2017-2)	68,355,000.00	68,355,000.00	68,355,000.00	68,355,000.00	22,785,000.00	22,785,000.00
CLASS A (2017-3)	91,140,000.00	91,140,000.00	91,140,000.00	91,140,000.00	30,380,000.00	30,380,000.00
CLASS A (2017-4)	170,887,500.00	170,887,500.00	170,887,500.00	170,887,500.00	56,962,500.00	56,962,500.00
CLASS A (2017-5)	68,355,000.00	68,355,000.00	68,355,000.00	68,355,000.00	22,785,000.00	22,785,000.00
CLASS A (2017-6)	102,532,500.00	102,532,500.00	102,532,500.00	102,532,500.00	34,177,500.00	34,177,500.00
CLASS A (2018-1)	68,355,000.00	68,355,000.00	68,355,000.00	68,355,000.00	22,785,000.00	22,785,000.00
CLASS A (2018-2)	45,570,000.00	45,570,000.00	45,570,000.00	45,570,000.00	15,190,000.00	15,190,000.00
Total Class A	1,837,040,625.00	1,837,040,625.00	1,837,040,625.00	1,837,040,625.00	612,346,875.00	612,346,875.00
CLASS B (2004-3)			132,858,358.73	132,858,358.73	44,286,119.58	44,286,119.58
CLASS B (2005-3)			88,572,239.15	88,572,239.15	29,524,079.72	29,524,079.72
CLASS B (2009-C)			1,643,015,036.28	1,643,015,036.28	547,671,678.76	547,671,678.76
Total Class B			1,864,445,634.16	1,864,445,634.16	621,481,878.06	621,481,878.06
CLASS C (2009-A)					628,921,743.49	628,921,743.49
Total Class C					628,921,743.49	628,921,743.49

N. Early Redemption Event

Current Month Excess Spread Amount	$274,765,136.85
Prior Month Excess Spread Amount	$270,803,409.52
Two Months Prior Excess Spread Amount	$279,676,079.55
Three Month Average Excess Spread Amount	$275,081,541.97
Is the average of the Excess Spread Amount for preceding three months greater than $0?	YES

O. Repurchase Demand Activity (Rule 15Ga-1)

Nothing to Report
Most Recent Form ABS - 15G
Filed by: Capital One Funding, LLC
CIK#: 0001162387
Date: February 13, 2018

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 10th day of October 2018.

Capital One Bank (USA), National Association as Administrator

By:	/s/ Shaun Ross
Name:	Shaun Ross
Title:	Authorizing Officer
Date:	10/10/2018

Signature page to CARD SERIES SCHEDULE TO MONTHLY NOTEHOLDERS' STATEMENT

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